UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments as of December 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 19.1%
	Bank of America NA
$25,000	4.31%, 2/1/06	$25,000,000
	Bank of New York
10,000	4.55%, 10/27/06	10,000,000
	Branch Banking & Trust
25,850	4.26%, 8/10/06(b)	25,848,346
	Citibank N.A., New York
17,000	4.30%, 2/15/06	17,000,000
	Dexia Bank New York
25,000	4.335%, 2/1/06	25,000,107
	Regions Bank of Alabama
25,000	4.20%, 2/1/06	25,000,000
	Royal Bank of Scotland PLC
25,000	4.30%, 9/28/06	25,000,000
	Suntrust Bank Atlanta
16,000	4.22%, 2/27/06	15,995,792
	Toronto Dominion Bank
50,000	3.795%, 7/3/06	50,000,000
	Wells Fargo Bank
25,000	4.29%, 1/26/06	24,999,827

		243,844,072

COMMERCIAL PAPER 25.8%
	Allianz Finance Corp., 144A
18,000	4.34%, 2/3/06(c)	17,931,030
	Bank of America Corp.
25,000	4.34%, 1/31/06(c)	24,912,708
	Barton Capital Corp., 144A
20,000	4.37%, 1/27/06(c)	19,937,889
	Cafco LLC, 144A
14,000	4.41%, 1/31/06(c)	13,949,950
60,000	4.41%, 2/1/06(c)	59,780,718
	Citigroup Funding
55,000	4.32%, 1/25/06(c)	54,842,333
	DnB NOR Bank ASA
6,300	4.34%, 2/3/06(c)	6,275,052
	Dresdner Bank
16,000	4.35%, 2/21/06(c)	15,900,267
	ING America Insurance Holdings, 144A
37,000	4.34%, 2/3/06(c)	36,853,480
	Long Lane Master Trust, 144A
9,000	4.37%, 1/18/06(c)	8,981,598
8,146	4.41%, 1/31/06(c)	8,116,742
	Nyala Funding LLC, 144A
28,900	4.37%, 1/17/06(c)	28,846,374
	Prudential PLC, 144A
9,000	4.44%, 3/9/06(c)	8,926,468
	Sheffield Receivables, 144A
25,279	4.37%, 1/27/06(c)	25,200,860

		330,455,469

LOAN PARTICIPATIONS 2.7%
	Cargill, Inc.
25,000	4.45%, 1/6/06	25,000,000
	Countrywide Home Loans, Inc.
10,000	4.39%, 1/31/06	10,000,000

		35,000,000

OTHER CORPORATE OBLIGATIONS 40.4%
	American Express Credit Corp.
46,000	4.391%, 1/5/07, MTN(b)	46,010,433
6,500	4.54%, 5/16/06(b)	6,504,868
	GE Capital Assurance Co.
23,000	4.45%, 7/24/06(b)(e)
	(cost $ 23,000,000; date purchased 7/22/05)	23,000,000
	GE Capital Corp.
31,500	4.44%, 1/9/07(b)	31,500,000
	Goldman Sachs Group, Inc. (The), MTN
25,000	4.331%, 8/1/06(b)	25,010,097
	HSBC USA, Inc., MTN
35,000	4.349%, 1/15/07(b)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	4.39%, 1/21/07(b)	49,997,765
	Merrill Lynch & Co., Inc., MTN
55,000	4.56%, 1/11/07(b)	55,000,000
	MetLife Insurance Co.
10,000	4.32%, 2/1/06(b)(e)
	(cost $10,000,000; date purchased 2/9/05)	10,000,000
	Morgan Stanley Group, Inc., MTN
46,000	4.301%, 1/3/07(b)	46,000,000
13,000	4.799%, 3/27/06(b)	13,008,869
	National City Bank Inc., MTN
14,000	4.231%, 2/6/06(b)	13,999,610
15,000	4.489%, 6/28/06(b)	14,999,302
	Nordea Bank AB, 144A
40,000	4.34%, 1/11/07(b)	40,000,000
	Pacific Life Insurance Co.
11,000	4.611%, 1/12/07(b)(e)
	(cost $ 11,000,000; date purchased 12/15/05)	11,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	4.36%, 1/16/07(b)	36,000,000
	Suntrust Bank, Inc.
30,000	4.282%, 5/12/06(b)	29,999,112
	Travelers Insurance Co.
5,000	4.41%, 7/7/06(b)(e)
	(cost $ 5,000,000; date purchased 7/8/05)	5,000,000
25,000	4.49%, 2/24/06(b)(e)
	(cost $ 25,000,000; date purchased 2/25/05)	25,000,000

		517,030,056

Shares
MONEY MARKET FUND 11.8%
150,506,273	Dryden Core Investment Fund-Taxable Money Market Series(d)
	(cost $ 150,506,273)	150,506,273

Total Investments 99.8% (amortized cost $1,276,835,870)(a)	1,276,835,870

Other assets in excess of liabilities 0.2%	2,673,484

Net Assets 100%	$1,279,509,354

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN – Medium Term Note

(a)	Federal income tax basis is the same as for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $74,000,000. The aggregate value of $74,000,000 is 5.8% of net assets.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.